Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Summary of Expense or Contra-Expense	For the years ended December 31, 2019 and 2018, the Company recorded the following amounts as expense or contra-expense, as applicable, related to these transactions:

	Provided by Thomson Reuters to Refinitiv Contra-expense		Provided by Refinitiv to Thomson Reuters (Expense)

	Year ended December 31,		Year ended December 31,

	2019	2018	2019	2018
Transitional services	26	12	(52)	(21)
Properties leased	39	16	(34)	( 1 4)

Summary of Key Management Personnel Compensation, Including Directors	Key management personnel compensation, including directors, was as follows:

	Year ended December 31,

	2019	2018
Salaries and other benefits	60	57
Share-based payments	20	19
Total compensation	80	76